Government grants - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Government Grants [Line Items]
Cash subsidies received and earned	$ 396	2,465	1,982